Prepaid expenses - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses
Non-current lease prepayments	$ 25,692	$ 26,582
Life of underlying assets	P35Y
Empresa de Generacin Huanza S.A
Prepaid expenses
Non-current lease prepayments	$ 31,007,190